Financial Liabilities for Trading at Fair Value through Profit or Loss (Details) - Schedule of Financial Liability Trading - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial derivative contracts
Total Financial derivative contracts	$ 9,521,575	$ 11,319,320
Forwards [Member]
Financial derivative contracts
Total Financial derivative contracts	1,258,352	1,818,024
Swaps [Member]
Financial derivative contracts
Total Financial derivative contracts	8,255,283	9,497,035
Call Options [Member]
Financial derivative contracts
Total Financial derivative contracts	2,726	2,794
Put Options [Member]
Financial derivative contracts
Total Financial derivative contracts	$ 5,214	$ 1,467